Insurance contracts and private pension (Details 7) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Accumulated payments through base date	R$ 6,442
Liabilities recognized in the balance sheet	677
Liabilities in relation to prior periods	11
Other estimates	8
Adjustment to present value	(34)
Risk adjustment to non-financial risk	45
Liability for Claims incurred at 12/31/2019	707
Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
At the end of event period					R$ 929
After 1 year					1,155
After 2 years					1,185
After 3 years					1,203
After 4 years					1,211
Accumulated payments through base date					R$ 1,193
Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
At the end of event period				R$ 1,024
After 1 year				1,249
After 2 years				1,283
After 3 years				1,298
Accumulated payments through base date				R$ 1,280
Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
At the end of event period			R$ 1,265
After 1 year			1,530
After 2 years			1,571
Accumulated payments through base date			R$ 1,540
One year before reporting year [member]
IfrsStatementLineItems [Line Items]
At the end of event period		R$ 1,167
After 1 year		1,416
Accumulated payments through base date		R$ 1,398
Reporting year [member]
IfrsStatementLineItems [Line Items]
At the end of event period	1,125
Accumulated payments through base date	R$ 1,031